Shareholder Report, Holdings (Details)	Jun. 30, 2024
GraniteShares 2x Long AAPL Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 2x Long AAPL Daily ETF | AAPL Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.56%
GraniteShares 2x Long AAPL Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.83%
GraniteShares 2x Long AAPL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.61%
GraniteShares 2x Long AAPL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.56%
GraniteShares 2x Long AAPL Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.83%
GraniteShares 2x Long AAPL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.61%
GraniteShares 2x Long AMD Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 2x Long AMD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
GraniteShares 2x Long AMD Daily ETF | AMD Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
GraniteShares 2x Long AMD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.40%
GraniteShares 2x Long AMD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
GraniteShares 1x Short AMD Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 1x Short AMD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.22%
GraniteShares 1x Short AMD Daily ETF | AMD Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.78%
GraniteShares 1x Short AMD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.78%
GraniteShares 1x Short AMD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.22%
GraniteShares 2x Long AMZN Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 2x Long AMZN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
GraniteShares 2x Long AMZN Daily ETF | AMZN Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.10%
GraniteShares 2x Long AMZN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.10%
GraniteShares 2x Long AMZN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
GraniteShares 2x Long BABA Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 2x Long BABA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.83%
GraniteShares 2x Long BABA Daily ETF | BABA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.17%
GraniteShares 2x Long BABA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.17%
GraniteShares 2x Long BABA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.83%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Holdings [Line Items]
Percent of Net Asset Value	73.47%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.24%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Gold 100 Oz Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.32%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Brent Crude Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | WTI Crude Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Natural Gas Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Copper Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Silver Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Soybean Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Corn Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Aluminum Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.24%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.13%
GraniteShares 2x Long COIN Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 2x Long COIN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
GraniteShares 2x Long COIN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.94%
GraniteShares 2x Long COIN Daily ETF | COIN Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.52%
GraniteShares 2x Long COIN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.52%
GraniteShares 2x Long COIN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
GraniteShares 2x Long COIN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.94%
GraniteShares Nasdaq Select Disruptors ETF
Holdings [Line Items]
Percent of Net Asset Value	42.73%
GraniteShares Nasdaq Select Disruptors ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.95%
GraniteShares Nasdaq Select Disruptors ETF | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
GraniteShares Nasdaq Select Disruptors ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%
GraniteShares Nasdaq Select Disruptors ETF | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
GraniteShares Nasdaq Select Disruptors ETF | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
GraniteShares Nasdaq Select Disruptors ETF | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
GraniteShares Nasdaq Select Disruptors ETF | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
GraniteShares Nasdaq Select Disruptors ETF | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
GraniteShares Nasdaq Select Disruptors ETF | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
GraniteShares Nasdaq Select Disruptors ETF | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%
GraniteShares Nasdaq Select Disruptors ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.77%
GraniteShares Nasdaq Select Disruptors ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.65%
GraniteShares Nasdaq Select Disruptors ETF | Consumer - non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.06%
GraniteShares Nasdaq Select Disruptors ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
GraniteShares 2x Long META Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 2x Long META Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.95%
GraniteShares 2x Long META Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
GraniteShares 2x Long META Daily ETF | META Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.95%
GraniteShares 2x Long META Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.95%
GraniteShares 2x Long META Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.95%
GraniteShares 2x Long META Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
GraniteShares HIPS US High Income ETF
Holdings [Line Items]
Percent of Net Asset Value	44.51%
GraniteShares HIPS US High Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.86%
GraniteShares HIPS US High Income ETF | Western Midstream Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
GraniteShares HIPS US High Income ETF | Plains All American Pipeline LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
GraniteShares HIPS US High Income ETF | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
GraniteShares HIPS US High Income ETF | MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
GraniteShares HIPS US High Income ETF | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
GraniteShares HIPS US High Income ETF | Omega Healthcare Investors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
GraniteShares HIPS US High Income ETF | MidCap Financial Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
GraniteShares HIPS US High Income ETF | Enterprise Products LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
GraniteShares HIPS US High Income ETF | Blackstone Long-Short Credit Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
GraniteShares HIPS US High Income ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.39%
GraniteShares HIPS US High Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.46%
GraniteShares HIPS US High Income ETF | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.33%
GraniteShares HIPS US High Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.82%
GraniteShares 2x Long MSFT Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 2x Long MSFT Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.92%
GraniteShares 2x Long MSFT Daily ETF | MSFT Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.08%
GraniteShares 2x Long MSFT Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.08%
GraniteShares 2x Long MSFT Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.92%
GraniteShares 2x Short NVDA Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 2x Short NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.12%
GraniteShares 2x Short NVDA Daily ETF | NVDA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.88%
GraniteShares 2x Short NVDA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.88%
GraniteShares 2x Short NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.12%
GraniteShares 2x Long NVDA Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 2x Long NVDA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
GraniteShares 2x Long NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.99%
GraniteShares 2x Long NVDA Daily ETF | NVDA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.67%
GraniteShares 2x Long NVDA Daily ETF | NVDA Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
GraniteShares 2x Long NVDA Daily ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
GraniteShares 2x Long NVDA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.67%
GraniteShares 2x Long NVDA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.43%
GraniteShares 2x Long NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.99%
GraniteShares 2x Long NVDA Daily ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
GraniteShares 2x Long NVDA Daily ETF | Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
GraniteShares 2x Short TSLA Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 2x Short TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.66%
GraniteShares 2x Short TSLA Daily ETF | TSLA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.34%
GraniteShares 2x Short TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.34%
GraniteShares 2x Short TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.66%
GraniteShares 1.25x Long TSLA Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 1.25x Long TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.46%
GraniteShares 1.25x Long TSLA Daily ETF | TSLA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.54%
GraniteShares 1.25x Long TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.54%
GraniteShares 1.25x Long TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.46%
GraniteShares 2x Long TSLA Daily ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 2x Long TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.46%
GraniteShares 2x Long TSLA Daily ETF | TSLA Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.54%
GraniteShares 2x Long TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.54%
GraniteShares 2x Long TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.46%